UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                     Washington, DC 20549

                         Form 13F

Report for the Calendar Year or Quarter Ended:  March 31, 2004

Check here if Amendment [    ]; Amendment Number:
This Amendment (check only one): [    ] is a restatement.
                                 [    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Martin Capital Management, LLC
Address:   307 South Main Street
           Suite 302
           Elkhart, IN  46516

Form 13F File Number:  28-04589

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Frank K. Martin
Title:   Partner
Phone:   (574) 293-2077

Signature, Place, and Date of Signing:

       /s/ Frank K. Martin           Elkhart, IN           April 28, 2004
   --------------------------    ------------------      ------------------
           [Signature]             [City, State]               [Date]

Report Type (Check only one.):
[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           Form 13F Summary Page

Number of Other Included Managers:          None

Form 13F Information Table Entry Total:     25 items

Form 13F Information Table Value Total:     $370,061.00
                                            (in thousands)

List of Other Included Managers:            None


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.] None

                                                     Form 13F Information Table

                            Title
                            of                 Value      Shrs or     SH/   Put/   Invstmt  Other          Voting authority
Name of Issuer              Class  CUSIP       (x$1000)   prn amt     PRN   Call   Dscretn  managers   Sole       Shared  None

AMERICAN EXPRESS CO.        COM    025816109    1,703        32,850                Sole                   32,850
BERKSHIRE HATHAWAY - B      COM    084670207   28,898         9,289                Sole                    9,073             216
DOLLAR GENERAL              COM    256669102   59,070     3,076,585                Sole                3,012,655          63,930
DOVER CORP.                 COM    260003108   39,912     1,029,450                Sole                1,004,180          25,270
EMMIS COMM.CL A             COM    291525103   40,325     1,693,637                Sole                1,665,589          28,048
FIFTH THIRD                 COM    316773100   27,226       491,706                Sole                  478,781          12,925
FRANKLIN ELECTRIC           COM    353514102      248         3,900                Sole                    3,900
GENERAL ELECTRIC            COM    369604103      546        17,900                Sole                   17,900
HON INDUSTRIES              COM    438092108   24,016       646,299                Sole                  627,564          18,735
INTEL CORP.                 COM    458140100      672        24,700                Sole                   24,700
JOHNSON & JOHNSON           COM    478160104      388         7,650                Sole                    7,650
LAMAR ADV.                  COM    512815101   52,299     1,296,145                Sole                1,271,975          24,170
LEGGETT AND PLATT           COM    524660107   40,713     1,717,135                Sole                1,679,650          37,485
MCDONALD'S CORP.            COM    580135101      603        21,100                Sole                   21,100
MERCK & CO.                 COM    589331107   19,844       449,050                Sole                  438,375          10,675
MERCURY GENERAL             COM    589400100   14,092       282,240                Sole                  278,110           4,130
MICROSOFT CORP.             COM    594918104      668        26,800                Sole                   26,800
PEPSICO, INC.               COM    713448108      528         9,800                Sole                    9,800
SKYLINE CORPORATION         COM    830830105      420        10,900                Sole                   10,900
ST. JOSEPH CAPITAL
  CORPORATION               COM    790595102    1,557        70,750                Sole                   62,650           8,100
THOR INDUSTRIES             COM    885160101      281        10,462                Sole                   10,462
WALGREEN CO.                COM    931422109   15,171       460,410                Sole                  450,075          10,335
WALT DISNEY                 COM    254687106      397        15,900                Sole                   15,900
WELLS FARGO & CO            COM    949746101      261         4,600                Sole                    4,600
WYETH                       COM    983024100      222         5,900                Sole                    5,900